Share-Based Payments - Narrative (Details) R / shares in Units, R in Millions					6 Months Ended	12 Months Ended			103 Months Ended
	Sep. 18, 2019 R / shares	Jan. 15, 2019 shares	Jun. 25, 2013 ZAR (R)	Mar. 20, 2013	Jun. 30, 2020 ZAR (R) shares	Jun. 30, 2020 ZAR (R) shares R / shares	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2019 shares	Jun. 30, 2020	Dec. 31, 2019 ZAR (R)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-controlling interest					R 12	R 12	R 0	R 0
Phoenix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disposal of operations, percent				30.00%
Disposal group ownership interest disposed, free-carry allocation percentage				5.00%
Fair value expensed			R 23
Non Controlling Interest In Acquiree Recognised At Acquisition Date1											R (5)
Net Asset Value											5
Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares						R 28.29
2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awards outstanding (in shares)					12,792,357	12,792,357				12,792,357
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised | shares					60,011,669	60,011,669
Number of shares issued | shares									40,573,097
Ordinary shares | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised | shares					25,000,000	25,000,000
SARs | 2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awards outstanding (in shares)							6,713,044	9,847,860	6,713,044	377,333
Participation units | Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awards outstanding (in shares)							6,819,025	0	6,819,025	6,768,562
Vesting period (in years)		3 years
Number of participation units awarded to each beneficiary under scheme | shares		225
Bottom of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares	R 45.89
Top of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares	R 56.87
Accumulated profit [Member] | Phoenix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-controlling interest recognised at acquisition date											(222)
Common Control Reserve [Member] | Phoenix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-controlling interest recognised at acquisition date											R (250)
Non-controlling interests [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid to non-controlling interests						R 3